PAYDEN FUNDS

Payden Absolute Return Bond Fund – Adviser Class

Supplement dated September 19, 2017 to the Prospectus dated February 28, 2017

This Supplement provides new and additional information and should be read in conjunction with the Prospectus referred to above.

Effective the close of business on October 13, 2017, the Adviser Share Class of the Payden Absolute Return Bond Fund will be closed.

PAYDEN FUNDS

Payden Emerging Markets Local Bond Fund – Adviser Class

Supplement dated September 19, 2017 to the Prospectus dated February 28, 2017

This Supplement provides new and additional information and should be read in conjunction with the Prospectus referred to above.

Effective the close of business on October 13, 2017, the Adviser Share Class of the Payden Emerging Markets Local Bond Fund will be closed.

PAYDEN FUNDS

Payden Emerging Markets Corporate Bond Fund – Adviser Class

Supplement dated September 19, 2017 to the Prospectus dated February 28, 2017

This Supplement provides new and additional information and should be read in conjunction with the Prospectus referred to above.

Effective the close of business on October 13, 2017, the Adviser Share Class of the Payden Emerging Markets Corporate Bond Fund will be closed.

PAYDEN FUNDS

Payden Floating Rate Fund – Adviser Class

Supplement dated September 19, 2017 to the Prospectus dated February 28, 2017

This Supplement provides new and additional information and should be read in conjunction with the Prospectus referred to above.

Effective the close of business on October 13, 2017, the Adviser Share Class of the Payden Floating Rate Fund will be closed.

PAYDEN FUNDS

Payden GNMA Fund – Adviser Class

Supplement dated September 19, 2017 to the Prospectus dated February 28, 2017

This Supplement provides new and additional information and should be read in conjunction with the Prospectus referred to above.

Effective the close of business on October 13, 2017, the Adviser Share Class of the Payden GNMA Fund will be closed.

PAYDEN FUNDS

Payden High Income Fund – Adviser Class

Supplement dated September 19, 2017 to the Prospectus dated February 28, 2017

This Supplement provides new and additional information and should be read in conjunction with the Prospectus referred to above.

Effective the close of business on October 13, 2017, the Adviser Share Class of the Payden High Income Fund will be closed.

PAYDEN FUNDS

Payden Strategic Income Fund – Adviser Class

Supplement dated September 19, 2017 to the Prospectus dated February 28, 2017

This Supplement provides new and additional information and should be read in conjunction with the Prospectus referred to above.

Effective the close of business on October 13, 2017, the Adviser Share Class of the Payden Strategic Income Fund will be closed.

PAYDEN FUNDS

Payden U.S. Government Fund – Adviser Class

Supplement dated September 19, 2017 to the Prospectus dated February 28, 2017

This Supplement provides new and additional information and should be read in conjunction with the Prospectus referred to above.

Effective the close of business on October 13, 2017, the Adviser Share Class of the Payden U.S. Government Fund will be closed.